Inventories, Net (Tables)	12 Months Ended
Sep. 30, 2022
Inventory Disclosure [Abstract]
Schedule of inventories consisted
	As of September 30,
	2021	2022
Finished goods (1)	$635,851	$425,721
Raw materials (2)	352,539	151,379
Other	52,054	-
Inventory valuation allowance	(116,102)	(196,151)
Inventories, net	$924,342	$380,949

Schedule of reserve of inventories
	As of September 30,
	2021	2022
Balance at beginning of year	$-	$116,102
Current period addition	114,964	176,938
Reduction	-	(8,921)
Foreign currency translation adjustment	1,138	(87,968)
Balance at the end of year	$116,102	$196,151